Share Capital	12 Months Ended
Dec. 31, 2016
Share Capital
12. Share Capital

Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the Board of Directors of the Company and approved by the shareholders and/or such interim dividends as the Board of Directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

During the year ended December 31, 2016, 393,240 options were exercised by employees at an average exercise price of $25.79 per share for total proceeds of $10.1 million. During the year ended December 31, 2016, 296,386 ordinary shares were issued in respect of certain RSUs and 311,492 ordinary shares were issued in respect of PSUs previously awarded by the Company.

During the year ended December 31, 2015, 773,753 options were exercised by employees at an average exercise price of $27.13 per share for total proceeds of $21.0 million. During the year ended December 31, 2015, 268,870 ordinary shares were issued in respect of certain RSUs and 7,990 ordinary shares were issued in respect of PSUs previously awarded by the Company.

During the year ended December 31, 2014, 926,407 options were exercised by employees at an average exercise price of $24.02 per share for total proceeds of $22.3 million. During the year ended December 31, 2014, 233,726 ordinary shares were issued in respect of certain RSUs previously awarded by the Company.

(a)	Share Repurchase Program

On October 3, 2016 the Company commenced a previously announced share buyback program of up to $400 million. The Company can acquire up to 10% of its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company's constitutional documents through open market share acquisitions. At December 31, 2016 a total of 1,429,187 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $110.0 million. All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

On May 1, 2015 the Company commenced a buyback program of up to $60 million under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company's constitutional documents through open market share acquisitions. A total of 882,419 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $57.9 million. All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

On July 31, 2015 the Company commenced a further buyback program of up to $400 million under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company's constitutional documents through open market share acquisitions. A total of 5,316,062 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $400 million. All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law. The share buyback program was completed in December 2015, with a total of 6,198,481 ordinary shares redeemed during the year ended December 31, 2015 for total consideration of $457.9 million.

During the year ended December 31, 2014 2,640,610 ordinary shares were repurchased by the Company for a total consideration of $140.0 million. All ordinary shares repurchased by the Company were canceled and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Under the repurchase program, a broker purchased the Company's shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information or due to applicable insider trading laws or self-imposed trading blackout periods. The Company's instructions to the broker were irrevocable and the trading decisions in respect of the repurchase program were made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.